Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	HSBC FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000798290
Document Creation Date	dei_DocumentCreationDate	May 12, 2015
Document Effective Date	dei_DocumentEffectiveDate	May 12, 2015
Prospectus Date	rr_ProspectusDate	Feb. 27, 2015